Consolidated Statement of Changes in Stockholders' Equity - USD ($) $ in Thousands	Voting Common Stock [Member]	WRC Preferred Stock [Member]	Additional Paid-in Capital [Member]	Accumulated (Deficit) [Member]	Non-Controlling Interest [Member]	Total
Balance at Dec. 31, 2015	$ 27		$ 73,702	$ (73,517)	$ 30,912	$ 31,124
Balance, shares at Dec. 31, 2015	26,981,000
Net Income (Loss) attributed to Two Rivers common shareholders				(10,727)		(10,727)
Non-controlling interest					(200)	(200)
TR Cap 20151231 distribution - in-kind to TR Capital holders					495	495
Shares issued for TR Capital conversions			36		(36)
Shares issued for TR Capital conversions, shares	36,000
Warrant repricing			327			327
Warrants exersiced	$ 1		455			456
Warrants exersiced, shares	649,000
GrowCo unvesting release					100	100
Debt exchanged for shares of common stock	$ 1		286			287
Debt exchanged for shares of common stock, shares	728,000
Two Rivers warrants issued with GrowCo debt			288			288
Stock Based Compensation	2		48			50
Stock Based Compensation, shares	2,058,000
GCP Super Units, LLC preferred membership offering					1,095	1,095
Balance at Dec. 31, 2016	$ 31		75,142	(84,244)	32,366	23,295
Balance, shares at Dec. 31, 2016	30,452,000
Net Income (Loss) attributed to Two Rivers common shareholders				(12,395)		(12,924)
Non-controlling interest					(637)	(637)
Shares issued for TR Capital conversions			70		(70)
Shares issued for TR Capital conversions, shares	52,000
Stock Based Compensation			796			796
Stock Based Compensation, shares
TR Cap Warrant Exchanges	$ 1		305			306
TR Cap Warrant Exchanges, shares	1,417,000
RSU Issuance
RSU Issuance, shares	139,000
Water Redevelopment Company preferred offering		$ 252				252
Water Redevelopment Company preferred offering, shares		65,000
Stock issued in exchange for debt settlement	$ 1		464			465
Stock issued in exchange for debt settlement, shares	665,000
Shares issued for services	$ 1		150			$ 151
Shares issued for services, shares	25,000					25,200
Warrants issued for debt			331			$ 331
GrowCo Shares issued to directors			9			9
GrowCo SuperUnits					93	93
Balance at Dec. 31, 2017	$ 34	$ 252	$ 77,267	$ (97,168)	$ 31,752	$ 12,137
Balance, shares at Dec. 31, 2017	32,750,000	65,000